UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

September 30, 2017

SED-QTLY-1117
1.924256.106

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.2%
		Principal Amount(a)	Value
Argentina - 5.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$4,505,000	$4,802,330
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,254,000	12,811,891
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,460,000	4,695,889
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	11,805
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,665,000	1,873,125
Pampa Holding SA 7.5% 1/24/27 (b)		3,870,000	4,206,032
Pan American Energy LLC 7.875% 5/7/21 (b)		5,426,000	5,855,576
Petrobras Energia SA 7.375% 7/21/23 (b)		1,300,000	1,413,880
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		7,927,345	8,577,704
YPF SA:
8.5% 3/23/21 (b)		10,560,000	11,850,432
8.75% 4/4/24 (b)		11,010,000	12,661,500

TOTAL ARGENTINA			68,760,164

Azerbaijan - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		9,065,000	10,198,125
Bangladesh - 0.7%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		8,415,000	8,781,894
8.625% 5/6/19 (Reg. S)		200,000	208,720

TOTAL BANGLADESH			8,990,614

Bermuda - 0.5%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		3,810,000	3,943,350
7.875% 8/1/21 (b)		2,655,000	2,747,925

TOTAL BERMUDA			6,691,275

British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,700,000	4,469,902
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		920,000	945,300
4.875% 10/7/20 (Reg. S)		300,000	308,250

TOTAL BRITISH VIRGIN ISLANDS			5,723,452

Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		3,230,000	3,326,900
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		2,233,000	2,489,795
10% 11/2/21 pay-in-kind (b)(c)		2,425,000	2,703,875
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)(e)		3,220,000	0

TOTAL CANADA			8,520,570

Cayman Islands - 0.4%
Cementos Progreso Trust 7.125% 11/6/23 (b)		750,000	799,875
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		8,075,000	3,028,125
Pontis IV Ltd. 5.125% 3/31/27 (b)		1,330,000	1,341,638
Sparc Em Spc 0% 12/5/22 (b)		465,000	423,848

TOTAL CAYMAN ISLANDS			5,593,486

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,095,000	3,273,086
Dominican Republic - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,835,000	4,026,750
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,285,000	4,552,718
JSC BGEO Group 6% 7/26/23 (b)		4,890,000	5,029,365
JSC Georgian Railway 7.75% 7/11/22 (b)		1,790,000	1,986,900

TOTAL GEORGIA			11,568,983

Indonesia - 1.1%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		3,225,000	3,445,948
PT Pertamina Persero:
5.625% 5/20/43 (b)		1,834,000	1,974,083
5.625% 5/20/43 (Reg. S)		900,000	968,743
6% 5/3/42 (b)		2,895,000	3,262,462
6.45% 5/30/44 (b)		1,000,000	1,185,323
6.5% 5/27/41 (b)		2,890,000	3,437,826

TOTAL INDONESIA			14,274,385

Ireland - 0.7%
Borets Finance DAC 6.5% 4/7/22 (b)		3,080,000	3,284,420
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,895,000	1,970,800
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		3,500,000	3,009,888
Sibur Securities Dac 4.125% 10/5/23 (b)		1,805,000	1,805,000

TOTAL IRELAND			10,070,108

Kazakhstan - 0.8%
BTA Bank JSC 5.5% 12/21/22 (b)		1,840,000	1,812,731
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		5,700,000	5,851,734
KazMunaiGaz Finance Sub BV 4.75% 4/19/27 (b)		1,990,000	2,017,983
Zhaikmunai International BV 7.125% 11/13/19 (b)		875,000	889,585

TOTAL KAZAKHSTAN			10,572,033

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	122,300,000	1,862,503
Luxembourg - 2.9%
EVRAZ Group SA:
5.375% 3/20/23 (b)		5,425,000	5,578,256
8.25% 1/28/21 (Reg. S)		5,055,000	5,686,875
Millicom International Cellular SA 6.625% 10/15/21 (b)		6,850,000	7,072,625
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		2,425,000	2,531,094
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		6,480,000	7,014,600
SB Capital SA 5.5% 2/26/24 (b)(c)		2,030,000	2,071,047
Sistema International Funding SA 6.95% 5/17/19 (b)		3,640,000	3,585,400
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,050,000	1,101,423
VM Holding SA 5.375% 5/4/27 (b)		4,580,000	4,809,000

TOTAL LUXEMBOURG			39,450,320

Mauritius - 0.1%
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		1,265,000	1,359,875
Mexico - 8.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	64,900,000	3,390,018
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,410,000	2,494,350
Metalsa SA de CV 4.9% 4/24/23 (b)		7,020,000	7,182,162
Pemex Project Funding Master Trust:
6.625% 6/15/35		16,180,000	17,433,950
6.625% 6/15/38		285,000	302,528
8.625% 12/1/23 (c)		320,000	384,084
Petroleos Mexicanos:
4.625% 9/21/23		5,840,000	6,032,136
4.875% 1/24/22		4,495,000	4,714,131
4.875% 1/18/24		2,580,000	2,675,460
5.5% 1/21/21		3,335,000	3,558,445
6.375% 2/4/21		2,005,000	2,196,498
6.375% 1/23/45		10,025,000	10,200,438
6.5% 6/2/41		23,650,000	24,726,075
6.625% (b)(f)		7,710,000	7,748,550
6.75% 9/21/47		11,892,000	12,651,899
6.875% 8/4/26		4,035,000	4,589,813
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,350,000	2,417,563
TV Azteca SA de CV:
7.625% 9/18/20 (Reg S.)		2,653,860	2,748,072
8.25% 8/9/24 (Reg. S)		3,030,000	3,213,315

TOTAL MEXICO			118,659,487

Mongolia - 0.4%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		5,393,000	5,817,402
Netherlands - 7.5%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		2,237,000	2,105,576
GTB Finance BV 6% 11/8/18 (b)		2,586,000	2,630,624
GTH Finance BV 7.25% 4/26/23 (b)		9,005,000	10,215,632
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		16,931,798	17,137,689
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (b)		12,343,000	12,410,146
8% 7/25/22 (b)		9,437,000	9,847,925
Petrobras Global Finance BV:
5.999% 1/27/28 (b)		6,369,000	6,338,747
6.125% 1/17/22		17,640,000	18,963,000
8.75% 5/23/26		15,665,000	18,817,581
VTR Finance BV 6.875% 1/15/24 (b)		3,800,000	4,023,820

TOTAL NETHERLANDS			102,490,740

Nigeria - 1.5%
Fidelity Bank PLC:
6.875% 5/9/18 (b)		1,070,000	1,066,276
6.875% 5/9/18 (Reg. S)		794,000	791,237
Zenith Bank PLC:
6.25% 4/22/19 (b)		10,585,000	10,794,054
7.375% 5/30/22 (b)		7,135,000	7,366,888

TOTAL NIGERIA			20,018,455

Peru - 0.3%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		3,315,000	3,476,606
Singapore - 0.2%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		3,060,000	3,187,945
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		3,005,000	2,923,036
Turkey - 1.4%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,605,000	1,687,979
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,215,000	1,258,050
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		2,335,000	2,338,839
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		3,405,000	3,313,331
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		3,285,000	3,341,174
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		6,325,000	6,455,042

TOTAL TURKEY			18,394,415

United Kingdom - 0.9%
Afren PLC:
6.625% 12/9/20 (b)(d)(e)		2,088,289	2,715
10.25% 4/8/19 (Reg. S) (d)(e)		4,990,425	6,488
Biz Finance PLC 9.75% 1/22/25 (b)		2,775,000	2,981,377
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		970,000	1,030,164
10.375% 4/7/19 (Reg. S)		650,000	690,316
Polyus Finance PLC 5.25% 2/7/23 (b)		1,365,000	1,426,289
Vedanta Resources PLC:
6.375% 7/30/22 (b)		3,610,000	3,754,400
8.25% 6/7/21 (b)		2,500,000	2,800,000

TOTAL UNITED KINGDOM			12,691,749

United States of America - 1.0%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,850,000	1,965,644
9.375% 10/12/22 (b)		1,585,000	1,660,288
Stillwater Mining Co.:
6.125% 6/27/22 (b)		7,385,000	7,499,468
7.125% 6/27/25 (b)		2,870,000	2,956,100

TOTAL UNITED STATES OF AMERICA			14,081,500

Venezuela - 1.6%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,115,000	1,834,500
5.5% 4/12/37		3,475,000	1,051,188
6% 5/16/24 (b)		8,030,000	2,439,113
6% 11/15/26 (b)		9,185,000	2,787,648
8.5% 10/27/20 (b)		6,025,000	5,000,750
9.75% 5/17/35 (b)		19,175,000	6,567,438
12.75% 2/17/22 (b)		3,065,000	1,416,030

TOTAL VENEZUELA			21,096,667

TOTAL NONCONVERTIBLE BONDS
(Cost $525,706,220)			533,773,731

Government Obligations - 50.9%
Argentina - 8.2%
Argentine Republic:
Badlar - Private Banks + 3.000% 22.5072% 10/9/17 (c)(g)	ARS	81,120,000	4,685,959
5.625% 1/26/22		6,365,000	6,683,250
6.875% 4/22/21		31,980,000	34,858,200
7.125% 6/28/2117 (b)		4,330,000	4,321,340
7.5% 4/22/26		10,315,000	11,594,060
Buenos Aires Province:
6.5% 2/15/23 (b)		3,050,000	3,215,188
9.95% 6/9/21 (b)		6,375,000	7,343,299
10.875% 1/26/21 (b)		2,070,000	2,380,500
10.875% 1/26/21 (Reg. S)		12,315,000	14,162,250
Province of Santa Fe 7% 3/23/23 (b)		6,415,000	6,826,009
Provincia de Cordoba:
7.125% 6/10/21 (b)		9,565,000	10,264,488
7.45% 9/1/24 (b)		4,450,000	4,831,766

TOTAL ARGENTINA			111,166,309

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		4,571,000	4,826,976
7.15% 3/26/25 (b)		3,025,000	3,382,313

TOTAL ARMENIA			8,209,289

Barbados - 0.2%
Barbados Government:
7% 8/4/22 (b)		2,135,000	1,964,200
7.25% 12/15/21 (b)		185,000	170,200

TOTAL BARBADOS			2,134,400

Belarus - 1.5%
Belarus Republic:
6.875% 2/28/23 (b)		5,130,000	5,513,468
7.625% 6/29/27 (b)		2,990,000	3,337,211
8.95% 1/26/18		11,970,000	12,185,460

TOTAL BELARUS			21,036,139

Brazil - 3.5%
Brazilian Federative Republic:
5.625% 1/7/41		11,325,000	11,409,938
7.125% 1/20/37		13,520,000	16,055,000
8.25% 1/20/34		12,375,000	16,180,313
10% 1/1/21	BRL	10,400,000	3,406,578

TOTAL BRAZIL			47,051,829

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)		2,465,000	2,907,581
Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		1,520,000	1,787,520
7.375% 9/18/37		3,025,000	3,989,975
10.375% 1/28/33		4,264,000	6,625,190

TOTAL COLOMBIA			12,402,685

Costa Rica - 0.4%
Costa Rican Republic:
7% 4/4/44 (b)		2,190,000	2,326,985
7.158% 3/12/45 (b)		2,500,000	2,700,000

TOTAL COSTA RICA			5,026,985

Croatia - 0.4%
Croatia Republic:
5.5% 4/4/23 (b)		2,615,000	2,902,247
6% 1/26/24 (b)		1,150,000	1,313,289
6.375% 3/24/21 (b)		1,675,000	1,857,622

TOTAL CROATIA			6,073,158

Dominican Republic - 1.7%
Dominican Republic:
5.5% 1/27/25 (b)		1,900,000	2,009,250
5.95% 1/25/27 (b)		4,370,000	4,697,750
6.6% 1/28/24 (b)		3,500,000	3,933,125
6.85% 1/27/45 (b)		3,095,000	3,462,531
6.875% 1/29/26 (b)		3,725,000	4,248,214
7.45% 4/30/44 (b)		4,455,000	5,307,019

TOTAL DOMINICAN REPUBLIC			23,657,889

Ecuador - 0.8%
Ecuador Republic:
8.75% 6/2/23 (b)		2,130,000	2,201,888
9.65% 12/13/26 (b)		5,345,000	5,638,975
10.75% 3/28/22 (b)		3,285,000	3,670,988

TOTAL ECUADOR			11,511,851

Egypt - 1.8%
Arab Republic 5.875% 6/11/25 (b)		1,225,000	1,223,775
Arab Republic of Egypt:
5.875% 6/11/25		2,550,000	2,547,450
6.125% 1/31/22 (b)		8,320,000	8,610,285
7.5% 1/31/27 (b)		1,925,000	2,094,542
8.5% 1/31/47 (b)		9,445,000	10,523,222

TOTAL EGYPT			24,999,274

El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19 (b)		1,280,000	1,334,400
7.625% 2/1/41 (b)		1,100,000	1,124,750
7.65% 6/15/35 (Reg. S)		1,615,000	1,659,219
8.625% 2/28/29 (b)		710,000	796,975

TOTAL EL SALVADOR			4,915,344

Indonesia - 2.9%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,895,826
6.625% 2/17/37 (b)		2,700,000	3,438,177
6.75% 1/15/44 (b)		2,585,000	3,453,392
7.75% 1/17/38 (b)		7,645,000	10,865,686
8.375% 3/15/24	IDR	81,872,000,000	6,723,935
8.5% 10/12/35 (Reg. S)		8,370,000	12,414,292

TOTAL INDONESIA			38,791,308

Iraq - 1.2%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		14,510,000	13,557,331
6.752% 3/9/23 (b)		2,870,000	2,849,921

TOTAL IRAQ			16,407,252

Ivory Coast - 0.1%
Ivory Coast 5.75% 12/31/32		1,868,240	1,831,959
Lebanon - 2.9%
Lebanese Republic:
4% 12/31/17		4,630,250	4,619,600
5% 10/12/17		1,285,000	1,284,910
5.15% 6/12/18		10,380,000	10,412,614
5.15% 11/12/18		805,000	808,091
5.45% 11/28/19		8,660,000	8,684,248
6% 5/20/19		8,340,000	8,444,250
6% 1/27/23		2,000,000	1,971,000
6.375% 3/9/20		2,570,000	2,621,081

TOTAL LEBANON			38,845,794

Mexico - 0.9%
United Mexican States:
4.75% 3/8/44		4,278,000	4,408,479
6.05% 1/11/40		4,525,000	5,430,000
6.5% 6/10/21	MXN	55,780,000	3,044,130

TOTAL MEXICO			12,882,609

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		5,140,000	5,764,433
Netherlands - 0.2%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,987,500	3,080,232
Nigeria - 0.0%
Republic of Nigeria 6.75% 1/28/21 (b)		500,000	531,285
Oman - 0.1%
Sultanate of Oman 6.5% 3/8/47 (b)		1,895,000	1,948,284
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		2,500,000	2,616,025
7.25% 4/15/19 (b)		6,680,000	6,985,543
8.25% 4/15/24 (b)		2,000,000	2,270,400

TOTAL PAKISTAN			11,871,968

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		855,000	1,130,738
9.375% 4/1/29		1,145,000	1,723,225

TOTAL PANAMA			2,853,963

Peru - 0.7%
Peruvian Republic:
4% 3/7/27 (e)(h)		3,350,000	3,308,668
6.35% 8/12/28 (b)	PEN	12,130,000	4,019,870
8.2% 8/12/26 (Reg. S)	PEN	6,985,000	2,643,511

TOTAL PERU			9,972,049

Russia - 2.6%
Russian Federation:
5.25% 6/23/47 (b)		6,400,000	6,538,573
5.625% 4/4/42 (b)		4,100,000	4,552,066
5.875% 9/16/43 (b)		3,660,000	4,179,771
12.75% 6/24/28 (Reg. S)		11,805,000	20,755,457

TOTAL RUSSIA			36,025,867

Rwanda - 0.2%
Rwanda Rep 6.625% 5/2/23 (b)		2,835,000	2,955,714
Serbia - 0.4%
Republic of Serbia:
4.875% 2/25/20 (b)		1,630,000	1,703,643
6.75% 11/1/24 (b)		2,496,758	2,539,373
7.25% 9/28/21 (b)		745,000	860,103

TOTAL SERBIA			5,103,119

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (b)		1,145,000	1,219,507
6.2% 5/11/27 (b)		1,455,000	1,526,374
6.25% 10/4/20 (b)		2,400,000	2,556,648
6.25% 7/27/21 (b)		1,620,000	1,741,738
6.825% 7/18/26 (b)		930,000	1,021,295
6.85% 11/3/25 (b)		1,250,000	1,372,220

TOTAL SRI LANKA			9,437,782

Turkey - 5.6%
Turkish Republic:
3.25% 3/23/23		1,250,000	1,188,465
5.125% 3/25/22		5,240,000	5,486,689
5.625% 3/30/21		4,625,000	4,917,809
6% 3/25/27		3,550,000	3,810,712
6.25% 9/26/22		12,075,000	13,244,222
6.75% 5/30/40		4,165,000	4,626,532
6.875% 3/17/36		8,420,000	9,499,865
7% 6/5/20		3,085,000	3,368,512
7.25% 3/5/38		6,820,000	8,012,954
7.375% 2/5/25		9,110,000	10,581,721
8% 2/14/34		2,775,000	3,452,933
9.4% 7/8/20	TRY	12,235,000	3,286,292
11.875% 1/15/30		3,220,000	5,120,573

TOTAL TURKEY			76,597,279

Ukraine - 4.7%
Ukraine Government:
7.75% 9/1/21 (b)		28,897,000	30,670,120
7.75% 9/1/22 (b)		28,422,000	30,138,120
7.75% 9/1/23 (b)		2,462,000	2,584,780

TOTAL UKRAINE			63,393,020

United States of America - 2.9%
U.S. Treasury Notes 2% 11/15/26		40,512,000	39,461,207
Uruguay - 0.3%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,730,000	3,842,475
Venezuela - 1.4%
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(i)		57,010	228,040
9.25% 9/15/27		18,805,000	7,427,975
11.95% 8/5/31 (Reg. S)		19,815,000	7,975,538
12.75% 8/23/22		4,400,000	2,031,480
13.625% 8/15/18		968,000	732,098

TOTAL VENEZUELA			18,395,131

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (c)(e)(g)		425,000	378,616
4% 3/12/28 (e)(h)		11,891,667	11,815,917
4.8% 11/19/24 (b)		830,000	886,735

TOTAL VIETNAM			13,081,268

TOTAL GOVERNMENT OBLIGATIONS
(Cost $667,061,187)			694,166,731

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,777,830)	INR	242,600,000	3,744,097
		Shares	Value

Common Stocks - 0.4%
Canada - 0.4%
Pacific Exploration and Production Corp.
(Cost $10,927,086)		148,373	5,178,637
		Principal Amount(a)	Value

Preferred Securities - 2.5%
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(f)		4,225,000	4,646,738
Cosan Overseas Ltd. 8.25% (f)		7,810,000	8,046,474
CSN Islands XII Corp. 7% (Reg. S) (f)		2,465,000	1,915,396
Odebrecht Finance Ltd.:
7.5% (b)(f)		14,900,000	5,639,691
7.5% (Reg. S) (f)		300,000	113,551

TOTAL CAYMAN ISLANDS			20,361,850

Ireland - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		4,360,000	4,593,374
CBOM Finance PLC 8.875% (b)(c)(f)		3,585,000	3,016,336

TOTAL IRELAND			7,609,710

Luxembourg - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(f)		2,095,000	2,129,830
8.625% (Reg. S) (f)		300,000	304,988

TOTAL LUXEMBOURG			2,434,818

Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		3,575,000	3,964,770
TOTAL PREFERRED SECURITIES
(Cost $38,892,470)			34,371,148
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.09% (j)
(Cost $77,118,809)		77,106,898	77,122,319
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $1,323,483,602)			1,348,356,663
NET OTHER ASSETS (LIABILITIES) - 1.1%			14,671,485
NET ASSETS - 100%			$1,363,028,148

Currency Abbreviations

ARS – Argentine peso

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $647,778,579 or 47.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Quantity represents share amount.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$351,435
Total	$351,435

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$5,178,637	$5,178,637	$--	$--
Corporate Bonds	533,773,731	--	533,764,528	9,203
Government Obligations	694,166,731	--	678,435,490	15,731,241
Supranational Obligations	3,744,097	--	3,744,097	--
Preferred Securities	34,371,148	--	34,371,148	--
Money Market Funds	77,122,319	77,122,319	--	--
Total Investments in Securities:	$1,348,356,663	$82,300,956	$1,250,315,263	$15,740,444

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$ 3,478,273
Net Realized Gain (Loss) on Investment Securities	31,649
Net Unrealized Gain (Loss) on Investment Securities	(76,166)
Cost of Purchases	652,162
Proceeds of Sales	(462,750)
Amortization/Accretion	62,248
Transfers into Level 3	12,045,825
Transfers out of Level 3	--
Ending Balance	$ 15,731,241
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(76,166)
Other Investments in Securities
Beginning Balance	$ 3,854,555
Net Realized Gain (Loss) on Investment Securities	(910,001)
Net Unrealized Gain (Loss) on Investment Securities	941,713
Cost of Purchases	--
Proceeds of Sales	(3,894,840)
Amortization/Accretion	17,776
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 9,203
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$ 985,082

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0.00	Recovery value	Recovery value	0.0%	Increase
Government Obligations	$15,503,200	Market comparable	Yield	3.6% - 5.3% / 5.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017